CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (12,842,446)	$ (17,276,072)	$ (30,736,098)	$ (110,712,948)
Other comprehensive loss, net of tax
Foreign currency translation loss	108,091	2,901	(69,565)	(87,941)
Total comprehensive loss	$ (12,734,355)	$ (17,273,171)	$ (30,805,663)	$ (110,800,889)